Investment Securities and Mortgage-Backed Securities (Tables)	12 Months Ended
Dec. 31, 2013
Investments, Debt and Equity Securities [Abstract]
Schedule of the amortized cost and estimated fair values of Investment and Mortgage-Backed Securities
The following table summarizes the amortized cost and fair value of securities available-for-sale and securities held-to-maturity at December 31, 2013 and 2012 and the corresponding amounts of gross unrealized gains and losses recognized in accumulated other comprehensive income (loss) and gross unrecognized gains and losses:

Available-for-sale portfolio:	2013
	Amortized Cost	Gross Unrealized		Fair Value
		Gains	Losses
Investment Securities
Debt securities:
U. S. Agencies	$19,283,612	$21,357	$(1,569,870)	$17,735,099
Corporate	31,135,377	99,082	(2,444,803)	28,789,656
Agency asset backed securities	5,501,177	13,005	(112,037)	5,402,145
Trust preferred securities	1,000,165	1,518,114	—	2,518,279
State and municipal	32,608,388	759,331	(59,993)	33,307,726
Small Business Administration	3,348,956	10,459	(488)	3,358,927
	$92,877,675	$2,421,348	$(4,187,191)	$91,111,832
Mortgage-Backed Securities
Fannie Mae	$19,795,397	$112,679	$(221,682)	$19,686,394
Freddie Mac	6,790,301	64,316	(13,370)	6,841,247
Government National Mortgage Assoc.	10,748,073	217,352	(88,902)	10,876,523
Collateralized mortgage obligations	1,119,431	61,710	(3,037)	1,178,104
Private placement mortgage obligation	1,416,308	—	(41,793)	1,374,515
	$39,869,510	$456,057	$(368,784)	$39,956,783
Total available-for-sale	$132,747,185	$2,877,405	$(4,555,975)	$131,068,615

Held-to-maturity portfolio:	2013
	Amortized Cost	Gross Unrecognized		Fair Value
		Gains	Losses
Investment Securities
Debt securities:
U. S. Agencies	$42,184,791	$12,142	$(760,916)	$41,436,017
State and municipal	25,584,346	548,828	(258,743)	25,874,431
Small Business Administration	10,131,352	1,328	(100,735)	10,031,945
	$77,900,489	$562,298	$(1,120,394)	$77,342,393
Mortgage-Backed Securities
Fannie Mae	$30,129,835	$205,021	$(828,253)	$29,506,603
Freddie Mac	17,728,608	59,654	(187,092)	17,601,170
Government National Mortgage Assoc.	11,178,328	62,288	(222,761)	11,017,855
	$59,036,771	$326,963	$(1,238,106)	$58,125,628
Total held-to-maturity	$136,937,260	$889,261	$(2,358,500)	$135,468,021

2.    Investment Securities and Mortgage-Backed Securities (Continued)

Available-for-sale portfolio:	2012
	Amortized Cost	Gross Unrealized		Fair Value
		Gains	Losses
Investment Securities
Debt securities:
U. S. Agencies	$47,210,403	$150,734	$(77,220)	$47,283,917
Corporate	40,740,074	1,005,611	(1,601,152)	40,144,533
Agency asset backed securities	5,799,929	29,163	—	5,829,092
Trust preferred securities	5,583,365	1,568,106	(1,530,026)	5,621,445
State and municipal	39,924,420	2,796,651	—	42,721,071
Small Business Administration	13,302,540	463,418	(119)	13,765,839
	$152,560,731	$6,013,683	$(3,208,517)	$155,365,897
Mortgage-Backed Securities
Fannie Mae	$20,697,976	$830,766	$(5,100)	$21,523,642
Freddie Mac	24,806,455	214,327	(26,821)	24,993,961
Government National Mortgage Assoc.	23,820,572	1,017,546	(18,788)	24,819,330
Collateralized mortgage obligations	1,574,116	92,315	—	1,666,431
	$70,899,119	$2,154,954	$(50,709)	$73,003,364
Total available-for-sale	$223,459,850	$8,168,637	$(3,259,226)	$228,369,261

Held-to-maturity portfolio:	2012
	Amortized Cost	Gross Unrecognized		Fair Value
		Gains	Losses
Investment Securities
Debt securities:
U. S. Agencies	$1,000,000	$38,765	$—	$1,038,765
State and municipal	9,779,376	938,501	—	10,717,877
Small Business Administration	394,073	2,747	—	396,820
	$11,173,449	$980,013	$—	$12,153,462
Mortgage-Backed Securities
Fannie Mae	$9,723,174	$404,674	$—	$10,127,848
Freddie Mac	3,142,362	106,836	—	3,249,198
Government National Mortgage Assoc.	5,038,380	211,526	—	5,249,906
	$17,903,916	$723,036	$—	$18,626,952
Total held-to-maturity	$29,077,365	$1,703,049	$—	$30,780,414

Schedule of amortized cost and fair value of investment securities portfolio by contractual maturities
The amortized cost and fair value of the investment securities portfolio are shown by contractual maturities.  Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Securities not due at a single maturity date are shown separately.

2.    Investment Securities and Mortgage-Backed Securities (Continued)

	Available-for-sale		Held-to-maturity
	December 31, 2013		December 31, 2013
	Amortized Cost	Fair Value	Amortized Cost	Fair Value

Within one year	$483,087	$483,837	$2,775,321	$2,825,696
After one year through five years	12,064,120	12,374,119	2,471,978	2,566,974
After five years through ten years	51,121,648	50,417,793	37,751,460	37,497,174
After ten years	29,208,820	27,836,083	34,901,730	34,452,549
Mortgage-backed securities	39,869,510	39,956,783	59,036,771	58,125,628
Total	$132,747,185	$131,068,615	$136,937,260	$135,468,021

Schedule of Gains (losses) on securities	Sales of available-for-sale securities were as follows:

	2013	2012	2011
Proceeds	$50,193,241	$38,519,694	$52,262,277
Gross gains	$1,616,349	$830,618	$782,710
Gross losses	$(1,132,103)	$(34,337)	$(356,980)

Schedule of securities with unrealized losses
The following table summarizes securities with unrealized losses at December 31, 2013 and 2012 aggregated by major security type and length of time in a continuous unrealized loss position:

2.    Investment Securities and Mortgage-Backed Securities (Continued)

December 31, 2013	Less than 12 Months		More than 12 Months		Total
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
Description of Securities
Available-for-sale
U.S. Agencies	$16,496,373	$(1,501,652)	$931,783	$(68,218)	$17,428,156	$(1,569,870)
Corporate	14,953,985	(707,302)	9,099,581	(1,737,501)	24,053,566	(2,444,803)
Agency asset backed securities	3,836,325	(112,037)	—	—	3,836,325	(112,037)
State and municipal	4,233,337	(59,993)	—	—	4,233,337	(59,993)
Small Business Administration	725,016	(483)	4,240	(5)	729,256	(488)
Fannie Mae	10,624,126	(221,682)	—	—	10,624,126	(221,682)
Freddie Mac	4,636,401	(13,370)	—	—	4,636,401	(13,370)
Government National Mortgage Assoc.	1,912,580	(39,054)	2,234,665	(49,848)	4,147,245	(88,902)
Collateralized mortgage obligations	335,098	(3,037)	—	—	335,098	(3,037)
Private placement mortgage obligation	1,374,515	(41,793)	—	—	1,374,515	(41,793)
Total securities available-for-sale	$59,127,756	$(2,700,403)	$12,270,269	$(1,855,572)	$71,398,025	$(4,555,975)
Held-to-maturity
U.S. Agencies	$36,271,274	$(706,007)	$4,152,601	$(54,909)	$40,423,875	$(760,916)
State and municipal	16,894,948	(258,743)	—	—	16,894,948	(258,743)
Small Business Administration	9,738,267	(100,735)	—	—	9,738,267	(100,735)
Fannie Mae	23,040,590	(828,253)	—	—	23,040,590	(828,253)
Freddie Mac	15,533,790	(187,092)	—	—	15,533,790	(187,092)
Government National Mortgage Assoc.	8,400,852	(222,761)	—	—	8,400,852	(222,761)
Total securities held-to-maturity	$109,879,721	$(2,303,591)	$4,152,601	$(54,909)	$114,032,322	$(2,358,500)

December 31, 2012	Less than 12 Months		More than 12 Months		Total
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
Description of Securities
Available-for-sale
U.S. Agencies	$17,430,998	$(77,220)	$—	$—	$17,430,998	$(77,220)
Corporate	10,922,340	(136,641)	9,526,184	(1,464,511)	20,448,524	(1,601,152)
Trust preferred securities	—	—	1,174,155	(1,530,026)	1,174,155	(1,530,026)
Small Business Administration	—	—	942,463	(119)	942,463	(119)
Fannie Mae	3,543,032	(5,100)	—	—	3,543,032	(5,100)
Freddie Mac	5,909,171	(26,821)	—	—	5,909,171	(26,821)
Government National Mortgage Assoc.	2,702,342	(18,788)	—	—	2,702,342	(18,788)
Total securities available-for-sale	$40,507,883	$(264,570)	$11,642,802	$(2,994,656)	$52,150,685	$(3,259,226)

Schedule of detailed information related to the trust preferred securities
The following table provides detailed information related to the trust preferred securities held as of December 31, 2013:

Description	Class	Book Value (2)	Fair Value (4)	Unrealized Gain	Realized Loss (2) (3)	Lowest Rating (1)	Number of Banks Currently Performing	Actual Deferrals and Defaults as % of Original Collateral	Expected Additional Deferrals and Defaults as % of Performing Collateral	Excess Subordination Defaults as % of Performing Collateral

Preferred Term Ltd.	Mezz	$400,960	$1,007,311	$606,351	$(455,440)	C	7	47.80%	6.36%	(4.02)%
Preferred Term Ltd.	Mezz	599,205	1,510,968	911,763	(683,159)	C	7	47.80%	6.36%	(4.02)%
		$1,000,165	$2,518,279	$1,518,114	$(1,138,599)
 _________________________________________________
(1)The table represents ratings information as of December 31, 2013.  The securities had “investment grade” ratings by Moody’s (Baa2 or better) at time of purchase, but have since been downgraded by the rating agencies.
(2) Book value has been reduced by realized losses to reflect a new amortized cost basis.
(3) Represents life to date cumulative loss recognized in the income statement.
(4) Fair value was determined using Level 2 pricing. See Footnote 4 - Fair value for further information.

Schedule of assumptions used in the models
The Company uses the OTTI evaluation model to compare the present value of expected cash flows to the previous estimates to ensure there are no adverse changes in cash flows during the year as well as to accrue income.  The OTTI model considers the structure and term of the trust preferred securities and the financial condition of the underlying issuers, the timing and amount of interest and principal payments of the underlying issuers, and the allocation of the payments to the note classes.  The current estimate of expected cash flows is based on the most recent trustee reports and any other relevant market information including announcements of interest payment deferrals or defaults of underlying trust preferred securities.  Assumptions used in the model are as follows:

Significant inputs at 12/31/2013
Annual prepayment	1% annually
Projected severity of loss on current defaults	100%
Projected additional defaults	0.375% applied annually
Projected severity of loss on additional defaults	70%
Present value discount rates for OTTI	9.45%
Present value discount rates for fair value	12%

Schedule of roll-forward of credit losses recognized in earnings
The table below presents a roll-forward of the credit losses recognized in earnings for the twelve months ended December 31, 2013 and 2012:

	2013	2012

Beginning Balance	$5,878,666	$6,107,221
Additions for credit loss for which no previous other-than-temporary impairment was recognized	—	—
Reductions for previous credit losses realized on securities sold during the year	(92,400)	—
Reductions for previous credit losses due to an increase in cash flows expected to be collected	(438,754)	(228,555)
Ending Balance	$5,347,512	$5,878,666